Current Accounts and Other Demand Deposits	12 Months Ended
Dec. 31, 2021
Current Accounts And Other Demand Deposits [Abstract]
Current Accounts and Other Demand Deposits
20.	Current Accounts and Other Demand Deposits:

As of December 31, 2020 and 2021, current accounts and other demand deposits are detailed as follows:

	2020	2021
	MCh$	MCh$
Current accounts	12,477,719	15,349,224
Other deposits and accounts	1,257,606	1,641,287
Other demand deposits	1,431,904	1,552,280
Total	15,167,229	18,542,791